                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                              DATED APRIL 30, 2012
                                      FOR
                       SELECT DIMENSIONS LIFE (SERIES I)
                       SELECT DIMENSIONS LIFE (SERIES II)

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2011. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1.  FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.51%            1.60%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                            DISTRIBUTION
                                                               AND/OR                             ACQUIRED
                                                               SERVICE                            FUND FEES
                                           MANAGEMENT          (12B-1)            OTHER              AND
UNDERLYING FUND:                              FEES              FEES            EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Diversified Dividend
  Fund -- Series I                             0.52%              N/A              0.15%              N/A
 Invesco V.I. Equally-Weighted S&P 500
  Fund -- Series I                             0.12%              N/A              0.39%              N/A
 Invesco V.I. High Yield -- Series I           0.63%              N/A              0.43%              N/A
 Invesco Van Kampen V.I. Equity and
  Income Fund -- Series I                      0.39%              N/A              0.28%              N/A
 Invesco Van Kampen V.I. Growth and
  Income Fund --Series I                       0.56%              N/A              0.28%              N/A
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series I                       0.72%              N/A              0.25%              N/A
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income
  Portfolio -- Class X                         0.32%              N/A              0.75%              N/A
 Morgan Stanley -- Focus Growth
  Portfolio -- Class X                         0.55%              N/A              0.21%              N/A
 Morgan Stanley -- Global
  Infrastructure Portfolio -- Class X          0.57%              N/A              0.53%              N/A
 Morgan Stanley -- Growth Portfolio --
  Class X                                      0.50%              N/A              0.44%              N/A
 Morgan Stanley -- Mid Cap Growth
  Portfolio -- Class X                         0.42%              N/A              0.39%              N/A
 Morgan Stanley -- Money Market
  Portfolio -- Class X                         0.45%              N/A              0.16%              N/A
 Morgan Stanley -- Multi Cap Growth
  Portfolio -- Class X                         0.67%              N/A              0.50%              N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Core Plus Fixed Income Portfolio
  -- Class I                                   0.38%              N/A              0.30%              N/A
 UIF Emerging Markets Debt Portfolio
  -- Class I                                   0.75%              N/A              0.30%              N/A
 UIF Emerging Markets Equity Portfolio
  -- Class I                                   1.22%              N/A              0.38%              N/A

                                                               CONTRACTUAL
                                              TOTAL            FEE WAIVER          TOTAL ANNUAL
                                             ANNUAL              AND/OR           FUND OPERATING
                                            OPERATING            EXPENSE          EXPENSES AFTER
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT         FEE WAIVER
--------------------------------------  -----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Diversified Dividend
  Fund -- Series I                             0.67%                 N/A                0.67%  (3)
 Invesco V.I. Equally-Weighted S&P 500
  Fund -- Series I                             0.51%                 N/A                0.51%  (1)
 Invesco V.I. High Yield -- Series I           1.06%               0.26%                0.80%  (2)
 Invesco Van Kampen V.I. Equity and
  Income Fund -- Series I                      0.67%                 N/A                0.67%
 Invesco Van Kampen V.I. Growth and
  Income Fund --Series I                       0.84%               0.12%                0.72%  (3)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series I                       0.97%                 N/A                0.97%  (4)
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income
  Portfolio -- Class X                         1.07%                 N/A                1.07%
 Morgan Stanley -- Focus Growth
  Portfolio -- Class X                         0.76%                 N/A                0.76%
 Morgan Stanley -- Global
  Infrastructure Portfolio -- Class X          1.10%                 N/A                1.10%
 Morgan Stanley -- Growth Portfolio --
  Class X                                      0.94%                 N/A                0.94%
 Morgan Stanley -- Mid Cap Growth
  Portfolio -- Class X                         0.81%                 N/A                0.81%
 Morgan Stanley -- Money Market
  Portfolio -- Class X                         0.61%               0.38%                0.23%  (5)
 Morgan Stanley -- Multi Cap Growth
  Portfolio -- Class X                         1.17%                 N/A                1.17%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Core Plus Fixed Income Portfolio
  -- Class I                                   0.68%                 N/A                0.68%  (6)
 UIF Emerging Markets Debt Portfolio
  -- Class I                                   1.05%                 N/A                1.05%  (6)
 UIF Emerging Markets Equity Portfolio
  -- Class I                                   1.60%               0.18%                1.42%  (6)

NOTES

(1) The Adviser has contractually agreed through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.37% of the average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligations. The expense limit will terminate on June 30, 2012.

(2) The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.62% for the Invesco V.I. Balanced-Risk Allocation Fund and 0.80% for the Invesco V.I. High Yield Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(3) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.30% for the Invesco V.I. Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Technology Fund, Invesco Van Kampen V.I. Value Opportunities Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.77% for the Invesco V.I. Diversified Dividend Fund, 0.70% for the Invesco V.I. Government Securities Fund, 1.15% for the Invesco V.I. Small Cap Equity Fund and 0.72% for the Invesco Van Kampen V.I. Comstock Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(4) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

(5) The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Portfolio's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(6) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed the following expense caps. 0.70% for UIF Core Plus Fixed Income Portfolio -- Class I, 1.30% for UIF Emerging Markets Debt Portfolio -- Class I and 1.42% for UIF Emerging Markets Equity Portfolio -- Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Diversified Dividend Fund    Provide reasonable current income and      Invesco Advisers, Inc.
  -- Series I (1)                          long-term growth of income and capital
 Invesco V.I. Equally-Weighted S&P 500     Seeks to achieve a high level of total     Invesco Advisers, Inc.
  Fund -- Series I (2)                     return on its assets through a
                                           combination of capital appreciation and
                                           current income
 Invesco V.I. High Yield -- Series I       Total return, comprised of current income  Invesco Advisers, Inc.
                                           and capital appreciation
 Invesco Van Kampen V.I. Equity and        Capital appreciation and current income    Invesco Advisers, Inc.
  Income Fund -- Series I
 Invesco Van Kampen V.I. Growth and        Seeks to provide long-term growth of       Invesco Advisers, Inc.
  Income Fund -- Series I                  capital and income primarily through
                                           investments in common stocks
 Invesco Van Kampen V.I. U.S. Mid Cap      Above-average total return over a market   Invesco Advisers, Inc.
  Value Fund -- Series I (5)               cycle of three to five years by investing
                                           in common stocks and other equity
                                           securities
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income         Seeks, as a primary objective, to provide  Morgan Stanley Investment Management Inc.
  Portfolio -- Class X                     a high level of current income and, as a
                                           secondary objective, to maximize total
                                           return, but only to the extent consistent
                                           with its primary objective
 Morgan Stanley -- Focus Growth Portfolio  Seeks long-term capital growth             Morgan Stanley Investment Management Inc.
  -- Class X
 Morgan Stanley -- Global Infrastructure   Seeks both capital appreciation and        Morgan Stanley Investment Management Inc.
  Portfolio -- Class X                     current income                             Sub-advised by Morgan Stanley Investment
                                                                                      Management Limited and Morgan Stanley
                                                                                      Investment Management Company
 Morgan Stanley -- Growth Portfolio --     Seeks long term growth of capital          Morgan Stanley Investment Management Inc.
  Class X (3)
 Morgan Stanley -- Mid Cap Growth          Seeks long-term capital growth             Morgan Stanley Investment Management Inc.
  Portfolio -- Class X
 Morgan Stanley -- Money Market Portfolio  Seeks high current income, preservation    Morgan Stanley Investment Management Inc.
  -- Class X*                              of capital and liquidity
 Morgan Stanley -- Multi Cap Growth        Seeks long-term capital growth             Morgan Stanley Investment Management Inc.
  Portfolio -- Class X (4)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Core Plus Fixed Income Portfolio --   Seeks above-average total return over a    Morgan Stanley Investment Management Inc.
  Class I                                  market cycle of three to five years by
                                           investing primarily in a diversified
                                           portfolio of fixed income securities
 UIF Emerging Markets Debt Portfolio --    Seeks high total return by investing       Morgan Stanley Investment Management Inc.
  Class I                                  primarily in fixed income securities of
                                           government and government-related issuers
                                           and, to a lesser extent, of corporate
                                           issuers in emerging market countries

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 UIF Emerging Markets Equity Portfolio --  Seeks long-term capital appreciation by    Morgan Stanley Investment Management Inc.
  Class I                                  investing primarily in growth-oriented     Sub-advised by Morgan Stanley Investment
                                           equity securities of issuers in emerging   Management Company and Morgan Stanley
                                           market countries                           Investment Management Limited

* In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.

NOTES

(1)  Formerly Invesco V.I. Dividend Growth Fund -- Series I

(2) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund -- Series I

(3)  Formerly Morgan Stanley -- Capital Growth Portfolio -- Class X

(4)  Formerly Morgan Stanley -- Capital Opportunities Portfolio -- Class X

(5) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

2.  FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2011, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5.8 million (excluding indirect benefits received by offering HLS Funds as investment options).

3.  POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 3, 2010 version of the prospectus for more information or contact Us.

4.  ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5.  LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.